SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues generated from each product
Total	$ 661,527	$ 444,523
Solar wafers
Revenues generated from each product
Total	171,250	231,205
Service revenue from tolling arrangement
Revenues generated from each product
Total		667
Solar modules
Revenues generated from each product
Total	472,087	192,014
Power
Revenues generated from each product
Total	3,230	2,362
Solar cells
Revenues generated from each product
Total	231	600
Other materials
Revenues generated from each product
Total	$ 14,729	$ 17,675